Borrowings - Maturity Schedule of Long-term Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,869,583	$ 5,566,955
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,543,273
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 326,310